SCHEDULE OF CONTRACT LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Contract with customer liability current	$ 25,000
New contract liabilites		25,000
New contract liabilites
Contract with customer liability current	$ 25,000	$ 25,000